Pension schemes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at the beginning of the year	€ 0
Net defined benefit liability at the end of the year	0	€ 0
Net Defined Benefit Liability (Asset) [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability at the beginning of the year	0	9,000
Defined benefit cost included in profit or loss	327,000	251,000
Total remeasurement included in OCI	18,000	(11,000)
Employer contributions	(345,000)	(249,000)
Net defined benefit liability at the end of the year	€ 0	€ 0